Derivative Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Derivative Assets and Liabilities [Abstract]
DERIVATIVE ASSETS AND LIABILITIES
NOTE 9:	DERIVATIVE ASSETS AND LIABILITIES

BTC option and selling contracts

Starting in the first quarter of 2023, the Company purchased BTC option contracts that gave it the right, but not the obligation, to sell digital assets at a fixed price. Option contracts are used to reduce the risk of BTC price volatility and reduce the variability of cash flows resulting from future sales of digital assets. The Company also entered into contracts and earned premiums by agreeing to sell BTC if the price reached specific targets. The Company did not apply hedge accounting to these contracts. Refer to Note 3b (Financial Instruments) for more details.

BTC Redemption Option

In November 2024, the Company entered into two supplemental agreements (“Supplementary Agreements”) in relation to the Purchase Option and the March Purchase Option as explained in Note 14. The Supplementary Agreements allow the Company to pay for the Miners in cash, BTC or a combination of both.

In the event that the Company elects for BTC Pledged either full or partial, the Company has the option to redeem back the BTC Pledged at the price originally pledged in four quarterly installments (“BTC Installments”) within 12 months after the redemption period starts. The redemption period starts when the Miners are shipped. See Note 23 for more details. If the Company elects not to redeem one of the BTC Installments, the Company forfeits the right to redeem the remaining BTC Installments. The right to redeem the BTC (“BTC Redemption Option”) meets the definition of an embedded derivative. In November 2024, the Company paid for the Miners in the Supplementary Agreements using 351 BTC valued at $33,200. The BTC Redemption Option was initially recognized at a fair value of $1,349 which was allocated to the option from the initial equipment deposit. As of December 31, 2024, the BTC Redemption Option fair value increased to $3,418 resulting in an unrealized gain of $2,069 in Net financial income (expenses).

Subsequently, the Company exercised the first BTC Installment. Refer to Note 32 for more details.

The following table summarizes the derivatives:

	As of December 31,
	2024	2023
Derivative assets
BTC option contracts	—	1,281
BTC redemption option	3,418	—
	3,418	1,281
Derivative liabilities
BTC selling contracts	(128)	—

Reconciliation of the fair value measurement of BTC option and selling contracts derivatives (Level 2):

	As of December 31,
	2024		2023
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Balance as of January 1,	1,281	—	—	—
Remeasurement recognized in statement of profit or loss during the period	15,871	(121)	28	20
Purchases	13,610	351	1,253	366
Sales	(30,762)	(358)	—	(386)
Balance as of period end	—	(128)	1,281	—

The following gain or loss on BTC option and selling contracts derivatives are recognized in Net financial income (expenses) in the consolidated statements of profit or loss and comprehensive profit or loss:

	Year ended December 31,
	2024	2023
Unrealized change in fair value of outstanding contracts	(179)	409
Realized gain (loss) on settled contracts	15,929	(361)
	15,750	48